UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22369

Western Asset Mortgage Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

FORM N-Q

MARCH 31, 2015

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 104.3%
ABFS Mortgage Loan Trust, 2002-3 M1	5.902%	9/15/33	1,267,756	$1,022,251
Accredited Mortgage Loan Trust, 2003-3 A1	5.210%	1/25/34	1,232,049	1,202,806
AFC Home Equity Loan Trust, 2003-3 1A	0.924%	10/25/30	2,017,073	1,806,957	(a)(b)
American Home Mortgage Assets, 2005-2 2A1A	3.486%	1/25/36	1,698,175	1,181,324	(a)(c)
American Home Mortgage Assets, 2006-4 1A12	0.384%	10/25/46	2,714,304	1,910,707	(a)(c)
American Home Mortgage Investment Trust, 2005-1 6A	2.378%	6/25/45	118,727	116,119	(a)(c)
American Home Mortgage Investment Trust, 2005-SD1 1A1	0.624%	9/25/35	331,940	256,444	(a)(b)(c)
American Home Mortgage Investment Trust, 2007-2 11A1	0.404%	3/25/47	1,325,557	810,520	(a)(c)
American Home Mortgage Investment Trust, 2007-2 2A	0.974%	3/25/47	13,234,584	1,722,905	(a)
American Home Mortgage Investment Trust, 2007-A 4A	1.071%	7/25/46	2,389,293	871,311	(a)(b)(c)
Ameriquest Mortgage Securities Inc., 2002-4 M3	5.424%	2/25/33	1,998,190	1,688,125	(a)
Ameriquest Mortgage Securities Inc., 2002-D M1	3.921%	2/25/33	2,220,000	1,904,427	(a)
Argent Securities Inc., 2005-W5 A2D	0.494%	1/25/36	4,467,065	3,481,787	(a)
Argent Securities Inc., 2006-M2 A2B	0.284%	9/25/36	3,741,885	1,505,130	(a)
Argent Securities Inc., 2006-M2 A2C	0.324%	9/25/36	2,582,530	1,044,512	(a)
Argent Securities Inc., 2006-M2 A2D	0.414%	9/25/36	681,606	278,816	(a)
Argent Securities Inc., 2006-M3 A2C	0.334%	10/25/36	4,195,416	1,880,784	(a)
ARM Trust, 2005-05 1A1	2.528%	9/25/35	339,985	265,864	(a)(c)
ARM Trust, 2005-07 2A21	2.573%	10/25/35	1,040,000	942,020	(a)(c)
ARM Trust, 2005-10 1A21	2.625%	1/25/36	420,388	366,145	(a)(c)
ARM Trust, 2005-12 5A1	0.424%	3/25/36	420,563	277,657	(a)(c)
Asset-Backed Funding Certificates, 2005-HE1 M2	0.834%	3/25/35	2,730,567	2,173,881	(a)
Banc of America Alternative Loan Trust, 2005-9 1CB5, IO	4.926%	10/25/35	6,701,416	946,860	(a)
Banc of America Funding Corp., 2004-B 6A1	2.118%	12/20/34	581,948	415,202	(a)(c)
Banc of America Funding Corp., 2004-C 3A1	2.888%	12/20/34	866,393	813,099	(a)(c)
Banc of America Funding Corp., 2006-D 2A1	2.821%	5/20/36	149,576	109,990	(a)(c)
Banc of America Funding Corp., 2006-D 6A1	5.047%	5/20/36	1,577,005	1,290,515	(a)(c)
Banc of America Funding Corp., 2006-F 1A1	2.647%	7/20/36	747,055	733,883	(a)(c)
Banc of America Funding Corp., 2006-H 3A1	2.790%	9/20/46	184,745	149,572	(a)(c)
Banc of America Funding Corp., 2014-R5 1A2	1.829%	9/26/45	3,750,000	2,097,962	(a)(b)(c)
Bayview Financial Acquisition Trust, 2007-A 2A	0.528%	5/28/37	1,703,922	1,335,157	(a)(c)
Bayview Financial Asset Trust, 2007-SR1A M1	0.974%	3/25/37	4,185,763	3,595,570	(a)(b)
Bayview Financial Asset Trust, 2007-SR1A M2	1.074%	3/25/37	5,096,000	4,284,717	(a)(b)
Bayview Financial Asset Trust, 2007-SR1A M3	1.324%	3/25/37	2,308,814	1,854,208	(a)(b)
Bayview Financial Asset Trust, 2007-SR1A M4	1.674%	3/25/37	498,305	375,722	(a)(b)
BCAP LLC Trust, 2009-RR4 8A2	2.768%	9/26/35	2,442,077	1,920,486	(a)(b)(c)
BCAP LLC Trust, 2010-RR06 4A13	2.781%	9/26/35	2,002,588	1,555,056	(a)(b)(c)
BCAP LLC Trust, 2010-RR6 1212	5.500%	2/26/35	2,515,942	2,536,683	(b)
Bear Stearns Alt-A Trust, 2005-2 2A4	2.523%	4/25/35	199,452	191,482	(a)(c)
Bear Stearns Alt-A Trust, 2005-3 4A3	2.446%	4/25/35	392,201	379,849	(a)(c)
Bear Stearns Alt-A Trust, 2005-9 25A1	2.451%	11/25/35	508,340	402,262	(a)(c)
Bear Stearns Alt-A Trust, 2006-2 23A1	2.696%	3/25/36	1,855,996	1,420,267	(a)(c)
Bear Stearns Asset Backed Securities I Trust, 2004-BO1 M9B	4.174%	10/25/34	427,183	401,072	(a)
Bear Stearns Asset-Backed Securities Trust, 2003-SD2 1A	3.599%	6/25/43	80,872	80,646	(a)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1	0.630%	9/25/34	141,939	131,949	(a)
Bear Stearns Mortgage Funding Trust, 2007-AR5 2A1	0.354%	6/25/37	2,242,242	1,917,449	(a)(c)
Centex Home Equity Loan Trust, 2004-D MV1	0.794%	9/25/34	1,392,685	1,257,958	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Chase Mortgage Finance Corp., 2006-S3 2A1	5.500%	11/25/21	295,291	$249,954	(c)
Chaseflex Trust, 2005-2 3A3, IO	5.326%	6/25/35	14,827,850	2,271,367	(a)
Chevy Chase Mortgage Funding Corp., 2006-2A A1	0.304%	4/25/47	264,972	210,865	(a)(b)(c)
Citicorp Mortgage Securities Inc., 2007-8 B1	5.947%	9/25/37	4,787,395	2,598,229	(a)(c)
Citigroup Mortgage Loan Trust Inc., 2003-HE4 A	0.584%	12/25/33	18,976	19,013	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2004-HYB3 1A	2.578%	9/25/34	182,753	183,448	(a)(c)
Citigroup Mortgage Loan Trust Inc., 2004-UST1 A2	2.006%	8/25/34	130,429	128,080	(a)(c)
Citigroup Mortgage Loan Trust Inc., 2005-05	1.778%	8/25/35	289,664	233,056	(a)(c)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	2.699%	12/25/35	356,914	314,379	(a)(c)
Citigroup Mortgage Loan Trust Inc., 2006-AR5 2A1A	2.646%	7/25/36	511,442	332,533	(a)(c)
Citigroup Mortgage Loan Trust Inc., 2007-06 1A1A	2.124%	3/25/37	501,776	373,218	(a)(c)
Citigroup Mortgage Loan Trust Inc., 2007-AR8 1A1A	2.614%	8/25/47	538,904	440,344	(a)(c)
Citigroup Mortgage Loan Trust Inc., 2014-6 3A3	3.491%	11/25/35	3,925,592	2,355,355	(a)(b)(c)
Connecticut Avenue Securities, 2013-C01 M2	5.424%	10/25/23	1,260,000	1,380,496	(a)(c)
Connecticut Avenue Securities, 2014-C03 1M2	3.174%	7/25/24	3,750,000	3,532,828	(a)(c)
Countrywide Alternative Loan Trust, 2003-10CB M	5.884%	5/25/33	2,843,762	2,153,501	(a)(c)
Countrywide Alternative Loan Trust, 2005-03CB 1A6, IO	6.976%	3/25/35	752,368	123,111	(a)
Countrywide Alternative Loan Trust, 2005-07CB 1A3, IO	6.426%	4/25/35	1,747,182	156,659	(a)
Countrywide Alternative Loan Trust, 2005-11CB 3A3, IO	4.826%	6/25/35	4,184,686	512,595	(a)
Countrywide Alternative Loan Trust, 2005-14 3A1	2.272%	5/25/35	438,387	315,293	(a)(c)
Countrywide Alternative Loan Trust, 2005-36 4A1	2.319%	8/25/35	1,054,854	927,191	(a)(c)
Countrywide Alternative Loan Trust, 2005-50CB 1A1	5.500%	11/25/35	585,341	559,280	(c)
Countrywide Alternative Loan Trust, 2005-J10 1A1	0.674%	10/25/35	246,062	199,343	(a)(c)
Countrywide Alternative Loan Trust, 2006-39CB 1A7, IO	5.226%	1/25/37	21,071,725	3,481,650	(a)
Countrywide Alternative Loan Trust, 2006-HY10 1A1	2.057%	5/25/36	773,794	613,457	(a)(c)
Countrywide Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	167,749	132,229	(c)
Countrywide Alternative Loan Trust, 2007-23CB A4, IO	6.326%	9/25/37	11,643,324	3,359,565	(a)
Countrywide Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	687,763	668,213	(c)
Countrywide Asset-Backed Certificates, 2006-S3 A2	6.085%	6/25/21	84,713	84,574	(c)
Countrywide Asset-Backed Certificates, 2006-S7 A3	5.712%	11/25/35	568,959	556,567	(a)(c)
Countrywide Asset-Backed Certificates, 2006-S9 A3	5.728%	8/25/36	214,007	214,620	(a)(c)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.504%	7/25/36	1,790,028	1,472,215	(a)(b)
Countrywide Asset-Backed Certificates, 2007-8 M1	0.444%	11/25/37	6,112,743	1,613,498	(a)
Countrywide Asset-Backed Certificates, 2007-SE1 1A1	0.724%	5/25/47	1,131,071	652,136	(a)(b)
Countrywide Home Equity Loan Trust, 2004-B 1A	0.395%	2/15/29	959,096	836,563	(a)(c)
Countrywide Home Equity Loan Trust, 2004-E 2A	0.435%	6/15/29	7,762	7,505	(a)
Countrywide Home Equity Loan Trust, 2004-L 2A	0.455%	2/15/34	109,341	92,591	(a)(c)
Countrywide Home Equity Loan Trust, 2005-E 2A	0.395%	11/15/35	197,511	171,350	(a)(c)
Countrywide Home Loans, 2004-16 1A3A	0.934%	9/25/34	1,399,564	1,277,445	(a)(c)
Countrywide Home Loans, 2005-11 3A3	2.439%	4/25/35	872,078	661,665	(a)(c)
Countrywide Home Loans, 2005-11 6A1	0.774%	3/25/35	78,727	71,201	(a)(c)
Countrywide Home Loans, 2005-18 A7	19.047%	10/25/35	43,348	55,976	(a)(c)
Countrywide Home Loans, 2005-HYB7 1A1	2.883%	11/20/35	1,065,745	907,575	(a)(c)
Countrywide Home Loans, 2005-HYB9 1A1	2.319%	2/20/36	296,878	251,582	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Countrywide Home Loans, 2005-R2 1AF2	0.514%	6/25/35	1,230,005	$1,008,614	(a)(b)
Countrywide Home Loans, 2006-HYB4 3B	2.618%	6/20/36	1,520,365	1,280,815	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2004-23 A	2.408%	11/25/34	308,607	265,818	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-02 2A1	0.494%	3/25/35	140,961	135,384	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-07 2A1	0.794%	3/25/35	314,923	270,451	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.474%	5/25/35	187,178	161,513	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HY10 1A1	2.936%	2/20/36	345,201	293,083	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HYB6 1A1	2.447%	10/20/35	1,242,093	994,853	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.534%	3/25/35	664,513	597,513	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R2 2A3	8.000%	6/25/35	143,688	160,885	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2006-3 2A1	0.424%	3/25/36	679,425	580,710	(a)(c)
Credit Suisse First Boston Mortgage Securities Corp., 2005-10 03A3	5.500%	11/25/35	707,818	623,250	(c)
Credit Suisse Mortgage Capital Certificates, 2006-8 2A1	5.500%	10/25/21	999,807	967,600	(c)
Credit Suisse Mortgage Capital Certificates, 2009-05R 2A3	2.191%	7/26/49	3,922,452	3,088,040	(a)(b)(c)
Credit Suisse Mortgage Capital Certificates, 2009-15R 2A2	5.518%	10/26/36	4,748,792	3,505,231	(a)(b)(c)
Credit-Based Asset Servicing and Securitization LLC, 2003-RP1 M1	1.724%	3/25/33	2,408,214	2,321,660	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 2006-SL1 A3	0.611%	9/25/36	4,700,823	982,705	(a)(b)
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2006-AR1 2A1	2.872%	2/25/36	370,409	301,918	(a)(c)
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2007-1 2A1	0.274%	8/25/37	507,330	369,056	(a)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 2PO, PO	0.000%	4/15/36	80,962	73,209	(b)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 4AS1, IO	8.876%	4/15/36	496,558	135,368	(a)(b)
Deutsche Mortgage Securities Inc., 2006-PR1 4AS2, IO	15.380%	4/15/36	474,797	219,582	(a)(b)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS1, IO	10.690%	4/15/36	111,297	49,331	(a)(b)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS3, IO	7.275%	4/15/36	409,889	137,595	(a)(b)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR1 2A1B	0.498%	3/19/45	1,858,546	1,093,496	(a)(c)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR2 2A1A	0.388%	3/19/45	491,646	439,152	(a)(c)
EMC Mortgage Loan Trust, 2002-AA A1	1.114%	5/25/39	137,923	132,525	(a)(b)
EMC Mortgage Loan Trust, 2006-A A1	0.624%	12/25/42	1,074,170	1,022,714	(a)(b)
Federal National Mortgage Association (FNMA), 2012-134, IO	5.976%	12/25/42	6,272,662	1,661,227	(a)(d)
First Horizon Alternative Mortgage Securities, 2005-AA6 3A1	2.200%	8/25/35	1,490,290	1,320,984	(a)(c)
First Horizon Alternative Mortgage Securities, 2006-FA6 2A1, PAC-11	6.250%	11/25/36	207,778	173,528	(c)
First Horizon Alternative Mortgage Securities, 2006-FA8 1A8	0.544%	2/25/37	450,243	281,656	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
First Horizon Mortgage Pass-Through Trust, 2005-AR4 2A1	2.563%	10/25/35	843,431	$744,259	(a)(c)
First Republic Mortgage Loan Trust, 2000-FRB2 A1	0.675%	11/15/30	278,584	250,840	(a)(c)
Government National Mortgage Association (GNMA), 2013-010 AI, IO	3.500%	1/20/43	3,714,003	713,271	(d)
Green Tree Mortgage Loan Trust, 2005-HE1 M6	1.524%	12/25/32	1,220,347	1,069,855	(a)(b)
Greenpoint Mortgage Funding Trust, 2006-AR3 4A1	0.384%	4/25/36	4,071,559	3,205,392	(a)(c)
GS Mortgage Securities Corp. II, 2000-1A A	0.876%	3/20/23	98,879	99,010	(a)(b)(c)
GSAA Home Equity Trust, 2005-11 2A2	0.494%	10/25/35	3,940,070	2,904,682	(a)(c)
GSAA Home Equity Trust, 2005-R1 1A2, IO	4.829%	4/25/35	4,305,607	517,103	(a)(b)
GSAMP Trust, 2004-SEA2 M2	1.424%	3/25/34	6,200,000	5,739,768	(a)
GSMPS Mortgage Loan Trust, 2001-2 A	7.500%	6/19/32	712,870	753,145	(a)(b)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.341%	6/25/34	279,334	264,098	(a)(b)
GSMPS Mortgage Loan Trust, 2005-LT1 A1	0.634%	2/25/35	189,156	179,983	(a)(b)(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1A3	8.000%	1/25/35	168,942	180,053	(b)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	113,161	123,277	(b)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.524%	1/25/35	340,669	288,130	(a)(b)(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	653,146	697,052	(b)
GSMPS Mortgage Loan Trust, 2006-RP1 1A3	8.000%	1/25/36	116,488	125,505	(b)
GSR Mortgage Loan Trust, 2005-AR4 2A1	2.657%	7/25/35	480,644	439,801	(a)(c)
GSR Mortgage Loan Trust, 2005-AR5 1A1	2.758%	10/25/35	188,548	168,461	(a)(c)
GSR Mortgage Loan Trust, 2006-09F 5A2, IO	6.376%	10/25/36	857,887	145,865	(a)
GSR Mortgage Loan Trust, 2006-10F 4A2, IO	6.476%	1/25/37	1,740,481	474,830	(a)
GSRPM Mortgage Loan Trust, 2007-1 A	0.574%	10/25/46	2,273,176	1,901,778	(a)(b)
HarborView Mortgage Loan Trust, 2005-9 B5	1.176%	6/20/35	2,981,758	2,317,094	(a)
HarborView Mortgage Loan Trust, 2006-02	2.694%	2/25/36	64,653	54,570	(a)(c)
Home Equity Mortgage Trust, 2006-1 A3	0.671%	5/25/36	3,500,000	338,550	(a)
Homestar Mortgage Acceptance Corp., 2004-3 M3	1.774%	7/25/34	683,956	554,953	(a)(c)
Homestar Mortgage Acceptance Corp., 2004-6 M7	2.124%	1/25/35	1,132,859	917,839	(a)(c)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	4.923%	1/25/37	351,496	295,702	(a)(c)
IMC Home Equity Loan Trust, 1998-1 A5	7.450%	6/20/29	1,261,585	1,285,116
Impac CMB Trust, 2004-8 1A	0.894%	10/25/34	604,025	516,655	(a)(c)
IMPAC Secured Assets Corp., 2007-1 A2	0.334%	3/25/37	749,248	597,019	(a)(c)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	0.691%	3/25/31	113,585	93,714	(a)
Indymac INDA Mortgage Loan Trust, 2005-AR2 1A1	2.607%	1/25/36	173,099	158,869	(a)(c)
Indymac INDB Mortgage Loan Trust, 2005-1 A1	0.474%	11/25/35	1,905,310	1,161,431	(a)
Indymac Index Mortgage Loan Trust, 2004-AR13 1A1	2.499%	1/25/35	137,035	128,451	(a)(c)
Indymac Index Mortgage Loan Trust, 2004-AR15 1A1	2.786%	2/25/35	208,952	181,236	(a)(c)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	4.544%	9/25/35	151,047	129,696	(a)(c)
Indymac Index Mortgage Loan Trust, 2006-AR07 5A1	2.691%	5/25/36	602,534	492,895	(a)(c)
Indymac Index Mortgage Loan Trust, 2006-AR09 3A3	4.304%	6/25/36	857,916	812,018	(a)(c)
Indymac Index Mortgage Loan Trust, 2006-AR11 1A1	2.748%	6/25/36	600,791	456,172	(a)(c)
Indymac Index Mortgage Loan Trust, 2006-AR25 4A3	2.618%	9/25/36	2,615,548	1,569,834	(a)(c)
Indymac Index Mortgage Loan Trust, 2007-AR05 2A1	2.679%	5/25/37	2,864,676	2,246,089	(a)(c)
Indymac Index Mortgage Loan Trust, 2007-AR07 2A1	2.101%	6/25/37	322,911	246,811	(a)(c)
Indymac Index Mortgage Loan Trust, 2007-AR15 2A1	4.285%	8/25/37	321,548	270,732	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Irwin Home Equity, 2005-C 1M4	6.750%	4/25/30	608,152	$584,500
Jefferies & Co., 2009-R6 6A2	2.610%	10/26/35	2,981,788	2,564,961	(a)(b)(c)
JPMorgan Alternative Loan Trust, 2006-A4 A7	3.652%	9/25/36	1,037,485	709,950	(a)(c)
JPMorgan Alternative Loan Trust, 2006-S1 3A4	6.180%	3/25/36	1,303,583	830,341	(a)(c)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	2.520%	3/25/37	792,716	623,634	(a)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	1,430,097	1,293,642	(c)
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	196,200	187,481	(c)
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	57,623	56,783	(c)
JPMorgan Reremic, 2014-6 3A2	0.381%	7/27/46	860,755	499,738	(a)(b)
Lehman ABS Corp. Home Equity Loan Trust, 2004-2 A	0.614%	6/25/34	118,567	112,333	(a)
Lehman Mortgage Trust, 2006-3 1A7, IO	5.226%	7/25/36	11,015,501	2,485,626	(a)
Lehman Mortgage Trust, 2006-3 2A1	0.534%	7/25/36	4,200,254	1,448,972	(a)
Lehman Mortgage Trust, 2006-3 2A2, IO	6.966%	7/25/36	4,742,722	1,523,844	(a)
Lehman Mortgage Trust, 2006-7 1A3, IO	5.176%	11/25/36	10,650,360	2,026,726	(a)
Lehman Mortgage Trust, 2006-7 3A2, IO	6.976%	11/25/36	7,960,016	2,340,006	(a)
Lehman Mortgage Trust, 2007-1 2A3, IO	6.456%	2/25/37	13,238,176	3,643,821	(a)
Lehman XS Trust, 2005-9N 1A1	0.444%	2/25/36	1,613,422	1,367,537	(a)(c)
Lehman XS Trust, 2006-14N 3A2	0.294%	8/25/36	3,087,757	2,399,190	(a)(c)
Lehman XS Trust, 2006-19 A4	0.344%	12/25/36	1,283,012	880,500	(a)(c)
Lehman XS Trust, 2007-4N 1A2A	0.334%	3/25/47	4,480,770	3,478,861	(a)(c)
Lehman XS Trust, 2007-8H A1	0.304%	6/25/37	86,868	76,392	(a)(c)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	2.517%	10/25/34	227,486	214,244	(a)(c)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.384%	4/25/46	422,131	321,177	(a)(c)
MASTR Adjustable Rate Mortgages Trust, 2006-2 4A1	2.628%	2/25/36	109,763	108,142	(a)(c)
MASTR Asset-Backed Securities Trust, 2005-AB1 A5A	5.712%	11/25/35	3,360,000	2,060,003
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	965,301	977,123	(b)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	256,160	269,841	(b)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	108,752	114,674	(b)
MASTR Reperforming Loan Trust, 2005-2 1A3	7.500%	5/25/35	15,730	16,511	(b)
MASTR Reperforming Loan Trust, 2006-2 1A1	4.725%	5/25/36	1,892,294	1,792,095	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2005-1 2A2	2.129%	4/25/35	149,907	146,117	(a)(c)
Merrill Lynch Mortgage Investors Trust, 2005-A2 A5	2.464%	2/25/35	488,130	489,485	(a)(c)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	2.729%	3/25/36	1,022,544	690,923	(a)(c)
Morgan Stanley Capital Inc., 2003-NC10 M2	2.874%	10/25/33	575,692	537,912	(a)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 2A2	2.647%	8/25/34	528,338	523,478	(a)(c)
Morgan Stanley Mortgage Loan Trust, 2004-7AR B1	2.419%	9/25/34	607,122	297,192	(a)
Morgan Stanley Mortgage Loan Trust, 2005-5AR 4A1	5.177%	9/25/35	3,823,315	2,928,441	(a)(c)
Morgan Stanley Mortgage Loan Trust, 2006-1AR 1AX, IO	3.421%	2/25/36	5,927,083	573,306	(a)
Morgan Stanley Mortgage Loan Trust, 2006-3AR 1A3	0.434%	3/25/36	1,861,184	1,436,754	(a)(c)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.244%	6/25/36	347,532	186,111	(a)(c)
Morgan Stanley Mortgage Loan Trust, 2007-05AX 2A3	0.404%	2/25/37	1,584,143	933,517	(a)(c)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	4.816%	11/25/37	1,638,077	1,253,833	(a)(c)
New Century Home Equity Loan Trust, 2004-3 M3	1.239%	11/25/34	959,950	813,462	(a)
Nomura Asset Acceptance Corp., 2004-R3 B2	6.766%	2/25/35	461,416	5	(b)(e)
Nomura Resecuritization Trust, 2014-5R 1A9	12.841%	6/26/35	1,870,365	1,881,961	(a)(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Popular ABS Mortgage Pass-Through Trust, 2004-4 M2	5.626%	9/25/34	1,521,035	$1,383,769
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	3,381,820	3,313,198	(b)(c)
Provident Bank Home Equity Loan Trust, 2000-2 A1	0.714%	8/25/31	1,572,472	1,169,112	(a)
RAAC, 2007-RP3 A	0.554%	10/25/46	2,103,151	1,871,310	(a)(b)
RAAC Series, 2006-RP3 A	0.444%	5/25/36	711,610	646,069	(a)(b)
RAAC Series, 2007-RP2 A	0.874%	2/25/46	1,125,139	1,049,490	(a)(b)
Renaissance Home Equity Loan Trust, 2004-3 M1	5.157%	11/25/34	1,068,399	994,138
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	640,000	471,866
Renaissance Home Equity Loan Trust, 2006-2 AV3	0.414%	8/25/36	1,477,796	810,054	(a)
Renaissance Home Equity Loan Trust, 2007-1 AF3	5.612%	4/25/37	3,223,617	1,774,785
Renaissance Home Equity Loan Trust, 2007-2 AF1	5.893%	6/25/37	2,647,149	1,432,706
Renaissance Home Equity Loan Trust, 2007-2 AF2	5.675%	6/25/37	456,183	237,710
Renaissance Home Equity Loan Trust, 2007-2 AF5	6.203%	6/25/37	1,962,078	1,114,851
Renaissance Home Equity Loan Trust, 2007-2 AF6	5.879%	6/25/37	3,300,409	1,776,482
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,727,344	1,157,420
Residential Accredit Loans Inc., 2005-QA3 CB4	3.306%	3/25/35	3,003,302	2,023,018	(a)(c)
Residential Accredit Loans Inc., 2006-QA01 A11	3.222%	1/25/36	890,680	704,273	(a)(c)
Residential Accredit Loans Inc., 2006-QA01 A31	4.351%	1/25/36	2,154,565	1,673,808	(a)(c)
Residential Accredit Loans Inc., 2006-QA04 A	0.354%	5/25/36	559,062	456,305	(a)(c)
Residential Accredit Loans Inc., 2006-QA10 A2	0.354%	12/25/36	1,046,397	814,091	(a)(c)
Residential Accredit Loans Inc., 2006-QO1 3A1	0.444%	2/25/46	4,009,594	2,481,149	(a)(c)
Residential Accredit Loans Inc., 2006-QO2 A2	0.444%	2/25/46	5,158,103	2,547,169	(a)(c)
Residential Accredit Loans Inc., 2006-QS13 1A2, IO	6.986%	9/25/36	1,150,718	283,733	(a)
Residential Accredit Loans Inc., 2007-QA2 A1	0.304%	2/25/37	565,094	486,672	(a)(c)
Residential Asset Mortgage Products Inc., 2002-RS4 AII	0.814%	8/25/32	293,775	274,469	(a)
Residential Asset Mortgage Products Inc., 2004-RZ4 M7	2.674%	12/25/34	275,812	239,718	(a)(c)
Residential Asset Mortgage Products Inc., 2004-SL3 A3	7.500%	12/25/31	992,987	1,041,664
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	129,382	117,891
Residential Asset Mortgage Products Inc., 2005-SL2 A5	8.000%	10/25/31	338,886	340,383
Residential Asset Securities Corp., 2003-KS9 A2B	0.811%	11/25/33	1,110,674	941,460	(a)
Residential Asset Securitization Trust, 2005-A13 1A3	0.644%	10/25/35	252,029	193,009	(a)(c)
Residential Asset Securitization Trust, 2005-A7 A2, IO	7.076%	6/25/35	3,408,702	705,237	(a)
Residential Asset Securitization Trust, 2006-A1 1A6	0.674%	4/25/36	2,571,893	1,656,783	(a)(c)
Residential Asset Securitization Trust, 2006-A1 1A7, IO	5.326%	4/25/36	5,330,348	1,196,485	(a)
Residential Asset Securitization Trust, 2007-A1 A6, IO	6.882%	3/25/37	6,119,263	1,758,609	(a)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	455,620	395,118	(c)
Residential Funding Mortgage Securities I, 2005-SA3 1A	2.698%	8/25/35	2,116,493	1,695,163	(a)(c)
Residential Funding Mortgage Securities I, 2006-S8 A12, IO	5.226%	9/25/36	9,535,252	1,512,653	(a)
Residential Funding Mortgage Securities I, 2006-SA2 4A1	5.822%	8/25/36	546,902	491,858	(a)(c)
Residential Funding Mortgage Securities I, 2007-S6 1A13, IO	5.326%	6/25/37	4,794,804	757,277	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Residential Funding Mortgage Securities II, 2005-HI2 M7	5.810%	5/25/35	482,316	$484,175	(c)
Residential Funding Mortgage Securities II Inc., 2004-HS1 AI6	3.640%	3/25/34	57,584	57,666	(a)(c)
Saxon Asset Securities Trust, 2007-3 2A1	0.394%	9/25/47	835,835	814,896	(a)
Structured Agency Credit Risk Debt Notes, 2015-HQ1 B	10.923%	3/25/25	3,600,000	3,637,967	(a)
Structured ARM Loan Trust, 2004-07 A3	0.909%	6/25/34	208,752	196,450	(a)(c)
Structured ARM Loan Trust, 2004-16 1A2	2.488%	11/25/34	709,061	700,736	(a)(c)
Structured ARM Loan Trust, 2004-18 1A2	2.494%	12/25/34	751,882	723,773	(a)(c)
Structured ARM Loan Trust, 2005-04 1A1	2.435%	3/25/35	334,336	300,404	(a)(c)
Structured ARM Loan Trust, 2005-04 5A	2.612%	3/25/35	263,865	237,989	(a)(c)
Structured ARM Loan Trust, 2005-07 1A3	2.476%	4/25/35	174,569	166,996	(a)(c)
Structured ARM Loan Trust, 2005-12 3A1	2.400%	6/25/35	197,197	185,389	(a)(c)
Structured ARM Loan Trust, 2005-20 4A2	5.313%	10/25/35	455,958	16,459	(a)
Structured ARM Loan Trust, 2006-4 4A1	4.559%	5/25/36	460,090	337,454	(a)(c)
Structured ARM Loan Trust, 2006-8 3A5	4.409%	9/25/36	2,252,429	1,790,751	(a)(c)
Structured ARM Loan Trust, 2007-5 2A2	2.559%	6/25/37	1,105,645	655,017	(a)(c)
Structured Asset Investment Loan Trust, 2004-8 M7	2.949%	9/25/34	91,839	78,282	(a)
Structured Asset Investment Loan Trust, 2004-8 M9	3.924%	9/25/34	318,981	86,728	(a)
Structured Asset Mortgage Investments Inc., 2006-AR5 4A1	0.394%	5/25/46	775,625	437,254	(a)(c)
Structured Asset Securities Corp., 1999-RF1 A	5.901%	10/15/28	826,747	784,496	(a)(b)
Structured Asset Securities Corp., 2004-20 5A1	6.250%	11/25/34	266,222	274,723	(c)
Structured Asset Securities Corp., 2005-4XS 3M3	5.126%	3/25/35	841,360	8	(e)
Structured Asset Securities Corp., 2005-5 2A2	5.500%	4/25/35	305,154	304,317	(c)
Structured Asset Securities Corp., 2005-RF1 A	0.524%	3/25/35	99,169	83,993	(a)(b)(c)
Structured Asset Securities Corp., 2006-RF3 1A1, PAC-11	6.000%	10/25/36	1,375,891	1,381,600	(b)
Structured Asset Securities Corp., 2006-RF4 2A2	6.000%	10/25/36	2,284,199	945,039	(b)
Voyager Countywide Delaware Trust, 2009-1 3QB1, IO	0.425%	3/16/30	1,028,652	882,568	(a)(b)(c)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	2.485%	10/20/35	81,831	74,748	(a)(c)
Wachovia Mortgage Loan Trust LLC, 2006-ALT1 A2	0.351%	1/25/37	780,371	578,653	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2004-AR10 A3	0.724%	7/25/44	113,854	106,789	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2005-09 5A4	34.659%	11/25/35	146,400	206,708	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2005-10 2A3	1.074%	11/25/35	263,632	191,840	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2005-AR05 A6	2.369%	5/25/35	529,787	529,971	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2005-AR13 A1C3	0.664%	10/25/45	490,646	414,443	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2005-AR18 2A1	2.422%	1/25/36	813,562	724,956	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2006-AR10 A1	0.274%	12/25/36	687,086	462,697	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2006-AR15 2A1B	2.192%	11/25/46	814,678	408,800	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2006-AR16 2A2	2.014%	12/25/36	451,000	383,265	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2006-AR18 1A1	1.782%	1/25/37	56,139	48,049	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2007-HY3 4A1	2.356%	3/25/37	187,473	178,286	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
WaMu Mortgage Pass-Through Certificates, 2007-HY7 1A1	2.305%	7/25/37	192,755		$156,396	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2007-HY7 3A1	2.253%	7/25/37	338,572		303,753	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2007-OA2 2A	1.942%	3/25/47	2,535,174		2,060,496	(a)(c)
WaMu Mortgage Pass-Through Certificates, 2007-OA3 2A	0.898%	4/25/47	1,307,114		1,044,001	(a)(c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO	5.286%	3/25/37	7,395,667		1,200,032	(a)(e)
Wells Fargo Mortgage Backed Securities Trust, 2005-AR2 2A2	2.615%	3/25/35	177,587		181,180	(a)(c)

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost - $246,731,704)					270,633,786

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 14.1%
Bombardier Capital Mortgage Securitization Corp Trust, 1999-A A4	6.475%	3/15/29	2,917,103		3,266,354	(a)
Bombardier Capital Mortgage Securitization Corp. Trust, 1998-B A	6.530%	10/15/28	983,829		1,029,644	(a)
Bombardier Capital Mortgage Securitization Corp. Trust, 1999-A A3	5.980%	3/15/29	544,763		601,809	(a)
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 M1	5.604%	10/25/36	500,000		540,015	(b)
Firstfed Corp. Manufactured Housing Contract, 1997-2 B	8.110%	5/15/24	530,000		543,885	(b)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	1,254,600		1,267,151	(c)
Greenpoint Manufactured Housing, 1999-3 2A2	3.500%	6/19/29	550,000		478,500	(a)(c)
Greenpoint Manufactured Housing, 1999-4 A2	3.674%	2/20/30	825,000		717,750	(a)(c)
Greenpoint Manufactured Housing, 2000-4 A3	2.172%	8/21/31	25,000		23,904	(a)(c)
Greenpoint Manufactured Housing, 2001-2 IA2	3.672%	2/20/32	575,000		531,329	(a)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.672%	3/13/32	825,000		752,139	(a)
Magnus Relda Holding Vier GmbH, 1A JNR	7.000%	10/28/24	1,100,000	EUR	1,194,603	(b)
Newcastle Mortgage Securities Trust, 2006-1 M4	0.624%	3/25/36	4,000,000		2,654,576	(a)
Oakwood Mortgage Investors Inc., 2001-E A2	5.050%	12/15/31	3,215,315		2,945,801
Origen Manufactured Housing, 2006-A A2	2.465%	10/15/37	2,381,950		2,156,489	(a)(c)
Origen Manufactured Housing, 2007-A A2	2.478%	4/15/37	2,438,262		2,158,692	(a)(c)
Park Place Securities Inc., 2004-WHQ2 M5	1.899%	2/25/35	3,070,364		2,198,783	(a)
SMB Private Education Loan Trust, 2014-A C	4.500%	9/15/45	2,880,000		2,390,400	(b)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	6,875		3,025,000	(b)(e)(f)
Social Professional Loan Program LLC, 2014-A RC	0.000%	7/14/24	700		3,530,882	(b)(e)
Treman Park CLO LLC, 2015-1A E	4.121%	4/20/27	2,800,000		2,702,000	(a)(b)(f)
Voya CLO Ltd., 2015-1A D	5.862%	4/18/27	2,000,000		1,885,400	(a)(b)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $34,777,878)					36,595,106

			FACE AMOUNT†
COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.9%
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.597%	4/10/49	3,000,000		3,029,328	(a)
Bank of America Merrill Lynch Large Loan Inc., 2014-INMZ MZB	8.652%	12/15/19	1,500,000		1,500,000	(a)(b)
BLCP Hotel Trust, 2014-CLMZ M	5.903%	8/15/29	1,500,000		1,496,570	(a)(b)
Carefree Portfolio Trust, 2014-CMZB MZB	7.897%	11/15/29	4,000,000		4,016,911	(a)(b)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	900,000		767,475	(a)
COMM Mortgage Trust, 2013-CR09 E	4.259%	7/10/45	3,500,000		2,903,757	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
COMM Mortgage Trust, 2013-CR12 E	5.085%	10/10/46	110,000		$100,895	(a)(b)
COMM Mortgage Trust, 2013-CR13 E	4.755%	12/10/23	222,000		199,557	(a)(b)
Commercial Mortgage Pass-Through Certificates, 2006-C8 AJ	5.377%	12/10/46	1,550,000		1,582,083
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	411,000		403,607
Credit Suisse European Mortgage Capital Trust, 2014-1MGN B	7.165%	7/20/22	1,496,241	EUR	1,608,833	(a)(b)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	1,620,000		1,464,290	(b)
Credit Suisse Mortgage Trust, 2015-Town MZ	9.157%	3/1/28	4,000,000		3,970,000	(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.652%	6/25/20	829,738		53,795	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K034 X3, IO	1.726%	9/25/41	10,200,000		1,212,540	(a)(c)
FREMF Mortgage Trust, 2014-KF04 B	2.541%	6/25/21	1,808,908		1,812,351	(a)(b)
FREMF Mortgage Trust, 2014-KF05 B	2.192%	9/25/22	2,156,049		2,161,421	(a)(b)
GE Business Loan Trust, 2005-1A D	2.895%	6/15/33	1,137,231		1,069,351	(a)(b)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.350%	11/10/45	2,000,000		1,999,307	(a)
GS Mortgage Securities Corp., 2010-C1 X, IO	1.495%	8/10/43	14,705,000		888,881	(a)(b)(c)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	190,000		194,549
GS Mortgage Securities Trust, 2013-GC14 F	4.772%	8/10/46	160,000		142,050	(a)(b)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	6.400%	11/15/16	1,750,000		1,756,372	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	380,000		388,408
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	5.841%	4/15/45	940,000		943,102	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	2,290,000		1,985,861
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	420,000		364,194	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	660,000		663,795	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	6.400%	10/15/19	1,900,000		1,905,764	(a)(b)
LB-UBS Commercial Mortgage Trust, 2007-C6 AJ	6.121%	7/15/40	545,000		567,137	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	412,000		406,973	(a)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	1,422,000		1,379,240	(a)
ML-CFC Commercial Mortgage Trust, 2007-9 AJA	6.209%	9/12/49	400,000		388,496	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21 E	3.012%	3/15/48	750,000		485,325	(b)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	1,290,000		1,313,789
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	3,000,000		2,941,099	(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.890%	5/10/63	3,130,000		2,135,489	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.890%	5/10/63	5,510,000		2,027,101	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	130,000		105,867	(b)
WF-RBS Commercial Mortgage Trust, 2011-C4 F	5.000%	6/15/44	3,870,000		3,711,858	(a)(b)
WF-RBS Commercial Mortgage Trust, 2012-C9 E	4.803%	11/15/45	3,500,000		3,285,212	(a)(b)

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost - $58,522,665)					59,332,633

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 4.5%
CONSUMER DISCRETIONARY - 1.3%
Household Durables - 1.3%
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	3,000,000	$3,262,500	(d)

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
CVS Corp., Pass-Through Trust	9.350%	1/10/23	480,000	580,362	(b)(c)

INDUSTRIALS - 0.5%
Airlines - 0.5%
Air 2 US, Notes	8.027%	10/1/19	120,304	128,726	(b)(c)
American Airlines, Pass-Through Trust, Secured Bonds	5.625%	1/15/21	1,105,513	1,155,260	(b)(c)

TOTAL INDUSTRIALS				1,283,986

MATERIALS - 1.5%
Metals & Mining - 1.5%
Evraz Group SA, Notes	6.750%	4/27/18	2,800,000	2,637,600	(b)(d)
Vedanta Resources PLC, Senior Bonds	8.250%	6/7/21	1,350,000	1,231,031	(d)(g)

TOTAL MATERIALS				3,868,631

TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	2,650,000	2,667,225	(d)(g)

TOTAL CORPORATE BONDS & NOTES (Cost - $11,947,534)				11,662,704

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $351,979,781)				378,224,229

SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
State Street Bank & Trust Co. repurchase agreement dated 3/31/15; Proceeds at maturity - $574,000; (Fully collateralized by U.S. government obligations, 2.125% due 1/31/21; Market value - $589,074) (Cost - $574,000)	0.000%	4/1/15	574,000	574,000

TOTAL INVESTMENTS - 146.0% (Cost - $352,553,781#)				378,798,229
Liabilities in Excess of Other Assets - (46.0)%				(119,377,804)

TOTAL NET ASSETS - 100.0%				$259,420,425

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(e)	Illiquid security.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CLO	— Collateral Loan Obligation
EUR	— Euro
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”), consisting primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). The Fund intends to liquidate and distribute substantially all of the Fund’s net assets to shareholders on or about March 1, 2022.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Residential mortgage-backed securities	—	$270,633,786	—	$270,633,786
Asset-backed securities	—	27,786,456	$8,808,650	36,595,106
Commercial mortgage-backed securities	—	55,362,633	3,970,000	59,332,633
Corporate bonds & notes:
Industrials	—	—	1,283,986	1,283,986
Other corporate bonds & notes	—	10,378,718	—	10,378,718

Total long-term investments	—	$364,161,593	$14,062,636	$378,224,229

Short-term investments†	—	574,000	—	574,000

Total investments	—	$364,735,593	$14,062,636	$378,798,229

Other financial instruments:
Forward foreign currency contracts	—	$173,101	—	$173,101

Total	—	$364,908,694	$14,062,636	$378,971,330

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
OTC credit default swaps on credit indices - sell protection‡	—	$8,593	—	$8,593
Futures contracts	$46,252	—	—	46,252
Forward foreign currency contracts	—	6	—	6

Total	$46,252	$8,599	—	54,851

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	RESIDENTIAL MORTGAGE- BACKED SECURITIES	ASSET-BACKED SECURITIES	COMMERCIAL MORTGAGE- BACKED SECURITIES	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES				INDUSTRIALS	TOTAL
Balance as of December 31, 2014	$2,007,750	—	$5,499,482	—	$7,507,232
Accrued premiums/discounts	13,818	—	25,867	—	39,685
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)[1]	76,394	$(20,802)	137,241	—	192,833
Purchases	—	4,608,202	3,970,000	—	8,578,202
Sales	—	—	—	—	—
Transfers into Level 3[2]	—	4,221,250	—	$1,283,986	5,505,236
Transfers out of Level 3[3]	(2,097,962)	—	(5,662,590)	—	(7,760,552)

Balance as of March 31, 2015	—	$8,808,650	$3,970,000	$1,283,986	$14,062,636

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2015[1]	—	$(20,802)	—	—	$(20,802)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$31,113,816
Gross unrealized depreciation	(4,869,368)

Net unrealized appreciation	$26,244,448

At March 31, 2015, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements
Barclays Capital Inc.	1.01%	1/21/15	4/21/15	$1,629,237
Barclays Capital Inc.	1.00%	3/24/15	4/23/15	2,550,000
Credit Suisse	0.75%	6/26/13	TBD*	1,990,450
Credit Suisse	0.85%	6/23/14	TBD*	2,217,600
Deutsche Bank AG	0.75%	3/10/14	TBD*	1,101,600

				$9,488,887

* TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

Notes to Schedule of Investments (unaudited) (continued)

On March 31, 2015, the total market value of underlying collateral (refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements was $11,870,904. In addition, on March 31, 2015, cash collateral in the amount of $225,000 was pledged for open reverse repurchase agreements.

At March 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
Euro-Bund	5	6/15	$845,568	$853,534	$(7,966)
U.S. Treasury 5-Year Notes	10	6/15	1,194,733	1,202,109	(7,376)
U.S. Treasury 10-Year Notes	18	6/15	2,289,403	2,320,313	(30,910)

Net unrealized depreciation on open futures contracts					$(46,252)

At March 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,957,414	EUR	2,588,059	Citibank, N.A.	5/13/15	$173,101
USD	21,510	EUR	20,000	Citibank, N.A.	5/13/15	(6)

Total						$173,095

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

At March 31, 2015, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Credit Suisse (Markit CMBX.NA.BBB-.8 Index)	$200,000	10/17/57	3.000% monthly	$(8,593)	$(8,955)	$362

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Mortgage Defined Opportunity Fund Inc.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: May 22, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: May 22, 2015